Average Annual Total Returns - Grant Park Multi Alternative Strategies Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg 1-3 Year U.S. Treasury Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.17%	1.76%	1.83%
Bloomberg U.S. Government/Corporate Long Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.41%	(5.06%)	1.91%
Grant Park Multi Alternative Strategies Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.61%	2.72%	4.08%
Grant Park Multi Alternative Strategies Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.20%	3.17%	3.92%
Grant Park Multi Alternative Strategies Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		12.24%	4.22%	4.97%
Grant Park Multi Alternative Strategies Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.74%	2.64%	3.49%
Grant Park Multi Alternative Strategies Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.28%	2.61%	3.30%
Grant Park Multi Alternative Strategies Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.99%	3.97%	4.71%

[1]	The Bloomberg 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. The Adviser believes that the Bloomberg 1-3 Year U.S. Treasury Bond Index is a more appropriate benchmark index for the Fund given the average weighted duration of the Fund’s portfolio. Investors cannot invest directly into the index.
[2]	The Bloomberg U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years. Investors cannot invest directly in an index.